Acquisitions - Acquired Intangible Assets Useful Lives (Details)	6 Months Ended
Jul. 31, 2022
Customer agreements and relationships | Net CHB, LLC
Business Acquisition [Line Items]
Acquired intangible assets estimated useful lives (Year)	13 years
Customer agreements and relationships | Foxtrot
Business Acquisition [Line Items]
Acquired intangible assets estimated useful lives (Year)	13 years
Customer agreements and relationships | XPS
Business Acquisition [Line Items]
Acquired intangible assets estimated useful lives (Year)	11 years
Existing Technology | Net CHB, LLC
Business Acquisition [Line Items]
Acquired intangible assets estimated useful lives (Year)	6 years
Existing Technology | Foxtrot
Business Acquisition [Line Items]
Acquired intangible assets estimated useful lives (Year)	6 years
Existing Technology | XPS
Business Acquisition [Line Items]
Acquired intangible assets estimated useful lives (Year)	6 years
Trade names | Net CHB, LLC
Business Acquisition [Line Items]
Acquired intangible assets estimated useful lives (Year)	2 years
Trade names | XPS
Business Acquisition [Line Items]
Acquired intangible assets estimated useful lives (Year)	2 years
Non-compete covenants | Net CHB, LLC
Business Acquisition [Line Items]
Acquired intangible assets estimated useful lives (Year)	5 years
Non-compete covenants | XPS
Business Acquisition [Line Items]
Acquired intangible assets estimated useful lives (Year)	5 years